CONTRACT RECEIVABLE, NET (Details Narrative) - USD ($)		12 Months Ended				36 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Jun. 30, 2020
Statement [Line Items]
Term of post-contract maintenance				3 years
Total collected from FMP				$ 989,647
Payment of contract price				798,103
Maintenance fee				191,545
Total contract price under the 2019 FMP "smart campus" project				2,300,000
Total value of smart campus solution contracts				1,420,409
Recognized revenue				1,118,842
Deferred contract liabilities				300,000
Post-contract maintenance and technical support fee		$ 0	$ 0	580,000		$ 0
Payment of project fee		$ 798,103	$ 798,103	798,103		0
Non - current portion of contract receivable				1,071,826	$ 1,617,186
Total outstanding contract receivable				2,711,039	2,577,423
FMP [Member] | 2017 [Member]
Statement [Line Items]
Non - current portion of contract receivable				798,103			$ 0
Total contract price				2,400,000
Additiona post-contract maintenance and technical support fee				730,000	$ 151,644	$ 540,000
Total outstanding contract receivable	[1]			1,596,206
FMP [Member] | 2017 [Member] | Experiment-Based Simulation Center [Member]
Statement [Line Items]
Contract price				700,000
FMP [Member] | 2017 [Member] | Engineering Laboratory Training Center [Member]
Statement [Line Items]
Contract price				1,500,000
Phase II [Member]
Statement [Line Items]
Contract price				500,000
Phase I [Member]
Statement [Line Items]
Contract price				$ 1,020,000
Subsequenty Event [Member] | FMP [Member]
Statement [Line Items]
Total outstanding contract receivable							$ 400,000

[1]	Other prepaid expenses include prepaid advertising expense and prepaid utility expense, which are amortized over the service periods.